LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total rent expenses	$ 6,193	$ 5,955	$ 5,578
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease expired	Dec. 31, 2030